Condensed Consolidated Statements of Profit or Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [Abstract]
Diluted loss per share	$ (0.25)	$ (0.26)